Trade and other payables (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Trade payables
Trade payables		$ 194,757	$ 234,117
Other payables
Other payables		62	3
Other current payables		39,261	55,305
Trade and other current payables		233,355	273,440
Classification by maturity:
Trade and other current payables		233,355	273,440
Trade and other non-current payables		663	15,982
Classification by nature:
Trade and other payables		(87,839)	(130,772)
Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Accounts payable		53,070	44,634	$ 43,108
Other payables
Other current payables		30,750	12,788
Trade and other current payables		83,820	66,474
Classification by maturity:
Trade and other current payables		83,820	66,474
Sociedad Minera Cerro Verde S.A.A. [Member]
Trade payables
Accounts payable		194,958	168,357
Other payables
Other current payables		40,182	3,619
Classification by nature:
Current payables for purchase of non-current assets		33,700	12,700
Domestic suppliers [Member]
Trade payables
Trade payables		194,742	232,745
Domestic suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Accounts payable		43,108	44,634
Related entities [Member]
Trade payables
Trade payables	[1]	15	1,372
Other payables
Other payables	[1]	62	3
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Accounts payable	[2]	9,962	9,052
Taxes payable [Member]
Other payables
Other payables		9,405	16,708
Taxes payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		2,605	3,174
Non-controlling interests [member]
Other payables
Other payables		0	15,661
Remuneration and similar benefits payable [Member]
Other payables
Other payables		11,585	9,796
Remuneration and similar benefits payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		27,419	8,516
Royalties payable to the Peruvian State [Member]
Other payables
Other payables		4,571	3,670
Royalties payable to the Peruvian State [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other current payables		726	1,098
Dividends payable [Member]
Other payables
Other payables		730	1,018
Other liability [Member]
Other payables
Other payables		5,756	4,196
Financial payables [Member]
Classification by nature:
Trade and other payables		220,042	269,044
Non financial payables [Member]
Classification by nature:
Trade and other payables		$ 13,976	$ 20,378

[1]	Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.
[2]	Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations, have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.